Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

In May 2024, we adopted the Spectral AI, Inc. 2023 Long Term Incentive Plan (the “2023 Plan”). All previously issued equity awards were converted to the 2023 Plan. The 2023 Plan provides for the discretionary grant of incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, stock units, performance shares, performance units, incentive bonus awards, dividend equivalents and other cash-based or stock-based awards to our employees, directors and consultants. We generally award stock options or restricted stock units to key employees (including our named executive officers) for retention, engagement and bonus compensation awards. These awards are designed to align a portion of our named executive officers’ and key employees’ compensation with the interests of our existing stockholders and to build retention value by incentivizing our named executive officers to remain in our service.

Although we do not have a formal policy with respect to the timing of our equity award grants, the majority of our equity awards have historically been granted on an annual basis in the second quarter of the fiscal year. New hire and ad hoc grants may be granted throughout the year. We do not grant equity awards in anticipation of the release of material nonpublic information and we do not time the release of material nonpublic information based on equity award grant dates or for the purpose of affecting the value of named executive officer compensation.

The 2023 Plan provides that upon a “Change in Control” (as defined therein), our Compensation Committee may accelerate the vesting of options and restricted stock units granted pursuant to the 2023 Plan or make such adjustments to the existing grants as the committee deems appropriate to reflect such Change in Control transaction. Upon the termination of employment of our executive officers, all options granted under the 2023 Plan are required to be exercised within 90 days of termination of such executive’s employment with us or such options will be forfeited and included back in the 2023 Plan.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the majority of our equity awards have historically been granted on an annual basis in the second quarter of the fiscal year. New hire and ad hoc grants may be granted throughout the year.
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false